Quarterly Holdings Report
for
Fidelity® Puritan® Fund
May 31, 2025
PUR-NPRT3-0725
1.800346.121
Alternative Funds - 0.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $58,652,291)	5,899,202	56,865,359

Common Stocks - 63.7%
	Shares	Value ($)
BRAZIL - 0.8%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (d)	58,199	149,180,915
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,624,518	14,831,849
Wheaton Precious Metals Corp	876,740	75,966,884
		90,798,733
TOTAL BRAZIL		239,979,648
CANADA - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	149,956	7,277,349
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	434,085	11,251,068
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	276,829	29,681,605
Materials - 0.6%
Chemicals - 0.1%
Nutrien Ltd (United States) (e)	735,900	43,440,177
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (e)	831,821	98,146,560
Franco-Nevada Corp	152,393	25,670,339
Orla Mining Ltd (d)	355,000	3,753,452
		127,570,351
TOTAL MATERIALS		171,010,528

TOTAL CANADA		219,220,550
CHINA - 0.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	519,445	32,747,191
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd ADR	648,742	73,852,790
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR	663,503	41,568,463
TOTAL CONSUMER DISCRETIONARY		115,421,253

TOTAL CHINA		148,168,444
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (d)	434,712	15,814,823
FRANCE - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	10,418	4,409,581
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	226,758	63,003,489
EssilorLuxottica SA rights (d)(f)	226,758	1,017,016
		64,020,505
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA	90,200	12,888,287
TOTAL FRANCE		81,318,373
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	474,884	143,823,368
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	28,991	9,184,929
ITALY - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	1,175,754	144,781,821
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA	3,321,315	18,542,006
TOTAL ITALY		163,323,827
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (d)	242,138	138,808,030
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	28,776	5,499,957
TOTAL NETHERLANDS		144,307,987
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	154,654	8,378,424
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	374,276	72,355,036
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	542,786	19,085,911
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(d)(g)	7,254,400	25,315,219
Capital Markets - 0.2%
3i Group PLC	34,696	1,905,683
London Stock Exchange Group PLC	480,795	73,156,275
		75,061,958
TOTAL FINANCIALS		100,377,177

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	138,384	7,447,022
TOTAL UNITED KINGDOM		126,910,110
UNITED STATES - 59.2%
Communication Services - 6.2%
Entertainment - 1.9%
Live Nation Entertainment Inc (d)	392,757	53,882,333
LiveOne Inc (d)(e)(h)	5,566,556	4,113,685
Netflix Inc (d)	255,998	309,048,466
PodcastOne Inc (d)	315,699	618,769
ROBLOX Corp Class A (d)	410,449	35,700,854
Spotify Technology SA (d)	244,597	162,691,249
Walt Disney Co/The	43,949	4,967,995
		571,023,351
Interactive Media & Services - 4.1%
Alphabet Inc Class A	434,650	74,646,791
Alphabet Inc Class C	2,489,514	430,312,495
Meta Platforms Inc Class A	1,031,386	667,812,122
Reddit Inc Class A (d)	561,904	63,129,914
Reddit Inc Class B (d)	28,500	3,201,975
		1,239,103,297
Media - 0.0%
EchoStar Corp (b)	304,108	5,391,835
Magnite Inc (d)	59,982	981,305
		6,373,140
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	245,846	59,543,901
TOTAL COMMUNICATION SERVICES		1,876,043,689

Consumer Discretionary - 5.4%
Automobiles - 0.1%
Neutron Holdings Inc (b)(d)(g)	4,168,198	260,929
Tesla Inc (d)	58,014	20,099,531
		20,360,460
Broadline Retail - 3.0%
Amazon.com Inc (d)	4,466,931	915,765,524
Diversified Consumer Services - 0.2%
Service Corp International/US	758,504	59,163,312
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (d)	300,014	38,701,806
Cava Group Inc (d)	178,346	14,494,179
Domino's Pizza Inc	40,700	19,284,474
Hilton Worldwide Holdings Inc	115,863	28,785,004
Marriott International Inc/MD Class A1	9,751	2,572,606
Starbucks Corp	545,300	45,777,935
Wyndham Hotels & Resorts Inc	47,000	3,890,660
		153,506,664
Household Durables - 0.3%
Blu Homes Inc (b)(d)(g)	14,988,638	4,646
Somnigroup International Inc	1,080,494	70,296,940
Toll Brothers Inc	231,890	24,174,533
		94,476,119
Specialty Retail - 1.1%
AutoZone Inc (d)	13,947	52,064,709
Group 1 Automotive Inc	16,443	6,970,517
Home Depot Inc/The	39,935	14,707,661
Lowe's Cos Inc	970,339	219,034,622
Revolve Group Inc Class A (d)	105,826	2,180,016
TJX Cos Inc/The	404,341	51,310,873
		346,268,398
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	346,500	20,994,435
Ralph Lauren Corp Class A	29,889	8,273,574
Tory Burch LLC Class A (b)(d)(g)(i)	1,027,581	38,863,106
		68,131,115
TOTAL CONSUMER DISCRETIONARY		1,657,671,592

Consumer Staples - 2.6%
Beverages - 0.1%
Constellation Brands Inc Class A	98,971	17,645,539
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	581,000	12,915,630
Costco Wholesale Corp	129,691	134,901,984
Dollar General Corp	238,300	23,174,675
Dollar Tree Inc (d)	199,300	17,988,818
Kroger Co/The	615,300	41,981,919
Performance Food Group Co (d)	130,229	11,663,309
Walmart Inc	1,505,114	148,584,855
		391,211,190
Personal Care Products - 0.2%
BellRing Brands Inc (d)	24,300	1,529,685
Estee Lauder Cos Inc/The Class A	938,517	62,824,328
		64,354,013
Tobacco - 1.0%
Philip Morris International Inc	1,713,450	309,431,936
TOTAL CONSUMER STAPLES		782,642,678

Energy - 1.9%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	5,144,280	190,595,574
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp (d)	1,259,836	47,180,858
Cheniere Energy Inc	80,981	19,191,686
Energy Transfer LP	6,361,540	111,199,719
Enterprise Products Partners LP	862,358	26,577,874
Exxon Mobil Corp	1,069,796	109,440,131
Range Resources Corp	1,234,016	46,941,969
Shell PLC	1,256,527	41,459,019
Shell PLC rights (d)(f)	1,256,527	449,837
		402,441,093
TOTAL ENERGY		593,036,667

Financials - 8.9%
Banks - 1.3%
Bank of America Corp	280,000	12,356,400
First Horizon Corp	2,478,765	49,277,848
JPMorgan Chase & Co	445,432	117,594,048
M&T Bank Corp	111,590	20,380,798
US Bancorp	500,352	21,810,344
Wells Fargo & Co	2,400,253	179,490,919
		400,910,357
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	1,622,208	143,743,851
Blackstone Inc	375,248	52,069,412
Cboe Global Markets Inc	521,777	119,549,546
Charles Schwab Corp/The	1,759,109	155,399,689
CME Group Inc Class A	148,700	42,974,300
Goldman Sachs Group Inc/The	6,170	3,704,777
Intercontinental Exchange Inc	304,611	54,769,058
KKR & Co Inc Class A	460,356	55,914,840
LPL Financial Holdings Inc	20,500	7,936,780
Moody's Corp	56,778	27,214,831
Morgan Stanley	916,432	117,330,789
MSCI Inc	16,257	9,169,273
Northern Trust Corp	371,208	39,622,742
State Street Corp	985,617	94,895,205
Tulco LLC (b)(d)(g)(i)	42,857	38,316,729
		962,611,822
Consumer Finance - 0.2%
Capital One Financial Corp	359,740	68,044,821
Financial Services - 3.1%
Apollo Global Management Inc	489,840	64,017,190
Berkshire Hathaway Inc Class B (d)	238,154	120,020,090
Mastercard Inc Class A	682,760	399,824,256
New Moda LLC (d)(g)	62,880	10,689
Visa Inc Class A	1,022,406	373,372,447
		957,244,672
Insurance - 1.1%
Arthur J Gallagher & Co	410,885	142,757,884
Chubb Ltd	401,735	119,395,642
Marsh & McLennan Cos Inc	323,525	75,594,852
		337,748,378
TOTAL FINANCIALS		2,726,560,050

Health Care - 5.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (d)	374,853	114,165,230
Blueprint Medicines Corp (d)	18,042	1,828,557
Exact Sciences Corp (d)	446,816	25,146,804
Gilead Sciences Inc	2,615,616	287,927,009
Legend Biotech Corp ADR (d)	916,840	26,542,518
Madrigal Pharmaceuticals Inc (d)	6,914	1,903,148
Nuvalent Inc Class A (d)	187,386	13,980,869
Scholar Rock Holding Corp (d)	115,266	3,343,867
		474,838,002
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	736,907	98,436,037
Boston Scientific Corp (d)	1,959,086	206,213,393
Glaukos Corp (d)	349,361	32,941,249
Insulet Corp (d)	432,019	140,419,136
Intuitive Surgical Inc (d)	22,406	12,375,730
Penumbra Inc (d)	19,200	5,125,824
Stryker Corp	124,019	47,454,630
		542,965,999
Health Care Providers & Services - 1.1%
CVS Health Corp	1,351,730	86,564,789
Hinge Health Inc (d)	170,000	6,602,800
McKesson Corp	112,174	80,710,315
Molina Healthcare Inc (d)	388,506	118,509,870
UnitedHealth Group Inc	129,864	39,207,240
		331,595,014
Health Care Technology - 0.1%
Doximity Inc Class A (d)	743,365	38,721,883
Veeva Systems Inc Class A (d)	92,655	25,915,603
		64,637,486
Life Sciences Tools & Services - 0.0%
Bruker Corp	71,402	2,620,453
Pharmaceuticals - 0.6%
Eli Lilly & Co	238,951	176,266,984
TOTAL HEALTH CARE		1,592,923,938

Industrials - 7.2%
Aerospace & Defense - 1.9%
Boeing Co (d)	1,114,997	231,161,179
BWX Technologies Inc	25,659	3,222,770
GE Aerospace	172,919	42,522,511
Howmet Aerospace Inc	619,360	105,223,070
Karman Holdings Inc (e)	44,387	1,902,427
Space Exploration Technologies Corp (b)(d)(g)	411,220	76,075,700
Space Exploration Technologies Corp Class C (b)(d)(g)	56,070	10,372,950
Standard Aero Inc	250,285	7,340,859
TransDigm Group Inc	29,774	43,721,035
Woodward Inc	66,066	14,292,058
		535,834,559
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	71,619	6,873,275
Building Products - 1.1%
Carrier Global Corp	1,717,394	122,278,453
Trane Technologies PLC	526,787	226,660,642
		348,939,095
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (d)	269,530	4,414,901
Cintas Corp	105,615	23,921,798
GFL Environmental Inc Subordinate Voting Shares (United States) (e)	990,417	49,946,729
		78,283,428
Construction & Engineering - 0.1%
Dycom Industries Inc (d)	43,800	10,070,496
EMCOR Group Inc	75,395	35,575,885
		45,646,381
Electrical Equipment - 0.9%
Eaton Corp PLC	162,724	52,104,225
GE Vernova Inc	468,826	221,745,321
		273,849,546
Ground Transportation - 0.4%
Norfolk Southern Corp	161,164	39,826,848
Uber Technologies Inc (d)	817,300	68,783,968
		108,610,816
Industrial Conglomerates - 0.5%
3M Co	1,104,604	163,868,003
Machinery - 1.6%
Allison Transmission Holdings Inc	232,684	24,087,448
Cummins Inc	50,541	16,247,921
Deere & Co	509,951	258,167,793
Dover Corp	273,119	48,546,902
Parker-Hannifin Corp	71,527	47,543,997
Pentair PLC	28,988	2,875,030
Westinghouse Air Brake Technologies Corp	513,557	103,902,852
		501,371,943
Professional Services - 0.2%
Paycom Software Inc	201,374	52,173,990
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	46,211	10,467,716
Watsco Inc	27,514	12,204,385
WW Grainger Inc	47,239	51,375,247
		74,047,348
TOTAL INDUSTRIALS		2,189,498,384

Information Technology - 17.7%
Communications Equipment - 0.1%
Cisco Systems Inc	515,813	32,516,851
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	1,823,589	163,995,359
Flex Ltd (d)	169,223	7,158,133
		171,153,492
IT Services - 0.7%
IBM Corporation	408,544	105,837,409
Okta Inc Class A (d)	729,984	75,312,449
Snowflake Inc Class A (d)	49,700	10,221,799
X.Ai Holdings Corp Class A (b)(g)	478,665	17,499,992
		208,871,649
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices Inc (d)	172,400	19,089,852
Analog Devices Inc	303,718	64,989,578
Broadcom Inc	1,670,642	404,412,309
Intel Corp	1,335,566	26,110,315
Lam Research Corp	2,285	184,605
Marvell Technology Inc	934,704	56,259,834
Micron Technology Inc	608,409	57,470,314
NVIDIA Corp	10,442,368	1,411,077,188
		2,039,593,995
Software - 6.1%
Applied Intuition Inc Class A (b)(g)	38,409	5,238,604
Atom Tickets LLC (b)(d)(g)(i)	2,580,511	25
Autodesk Inc (d)	252,336	74,721,736
Fair Isaac Corp (d)	11,231	19,387,851
HubSpot Inc (d)	19,805	11,682,970
Microsoft Corp	3,286,893	1,513,154,061
Monday.com Ltd (d)	79,102	23,532,054
Oracle Corp	79,177	13,106,169
Palantir Technologies Inc Class A (d)	134,000	17,658,520
Palo Alto Networks Inc (d)	99,471	19,140,210
Pegasystems Inc	143,000	14,035,450
Roper Technologies Inc	67,380	38,424,793
Servicenow Inc (d)	9,346	9,449,647
Zoom Communications Inc Class A (d)	910,732	73,996,975
Zscaler Inc (d)	88,600	24,427,020
		1,857,956,085
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	5,290,595	1,062,616,006
TOTAL INFORMATION TECHNOLOGY		5,372,708,078

Materials - 1.7%
Chemicals - 0.9%
CF Industries Holdings Inc	1,013,521	91,936,490
Corteva Inc	1,184,146	83,837,537
Linde PLC	76,612	35,822,239
Sherwin-Williams Co/The	194,466	69,776,345
		281,372,611
Construction Materials - 0.3%
Martin Marietta Materials Inc	111,323	60,954,909
Vulcan Materials Co	58,410	15,482,738
		76,437,647
Containers & Packaging - 0.1%
International Paper Co	81,085	3,876,674
Smurfit WestRock PLC	950,804	41,198,337
		45,075,011
Metals & Mining - 0.3%
Freeport-McMoRan Inc	628,867	24,198,802
Newmont Corp	1,190,333	62,754,356
		86,953,158
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	311,409	28,048,609
TOTAL MATERIALS		517,887,036

Real Estate - 1.7%
Health Care REITs - 0.6%
Ventas Inc	2,657,412	170,818,443
Office REITs - 0.0%
Douglas Emmett Inc	109,967	1,564,830
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (d)	1,427,184	95,778,318
Residential REITs - 0.0%
Camden Property Trust	99,500	11,690,255
Specialized REITs - 0.8%
American Tower Corp	307,375	65,978,044
Equinix Inc	11,497	10,218,764
Public Storage Operating Co	560,676	172,918,085
		249,114,893
TOTAL REAL ESTATE		528,966,739

Utilities - 0.7%
Electric Utilities - 0.5%
Edison International	83,238	4,632,195
Exelon Corp	1,515,782	66,421,567
NRG Energy Inc	449,052	70,007,207
		141,060,969
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	249,625	40,082,286
Multi-Utilities - 0.1%
Ameren Corp	114,966	11,137,906
Sempra	207,838	16,333,988
		27,471,894
TOTAL UTILITIES		208,615,149

TOTAL UNITED STATES		18,046,554,000
TOTAL COMMON STOCKS (Cost $12,296,516,022)		19,419,339,519

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(g)	1,370,500	3,862,754
Neutron Holdings Inc 4% 6/12/2027 (b)(g)	354,000	997,749

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		4,860,503

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(g)	145,676	32,306,567
UNITED STATES - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(g)	38,589,900	2,415,727
Neutron Holdings Inc Series 1D (b)(d)(g)	40,824,742	2,555,629
		4,971,356
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (b)(d)(g)	1,881,874	9,729,289
Goop Intl Inc Series D (b)(d)(g)	342,241	1,769,386
		11,498,675
TOTAL CONSUMER DISCRETIONARY		16,470,031

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(g)	8,512,822	10,492
Industrials - 0.3%
Aerospace & Defense - 0.3%
Anduril Industries Inc Series G (b)(g)	172,800	7,064,064
Space Exploration Technologies Corp Series H (b)(d)(g)	51,921	96,053,850
		103,117,914
Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (b)(g)	49,998	6,819,227
Applied Intuition Inc Series B2 (b)(g)	24,108	3,288,090
		10,107,317
TOTAL UNITED STATES		129,705,754
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $76,426,209)		162,012,321

Fixed-Income Funds - 35.2%
	Shares	Value ($)
Fidelity High Income Central Fund (j)	10,391,982	1,107,993,087
Fidelity Investment Grade Bond Central Fund (j)	98,457,686	9,608,485,623
TOTAL FIXED-INCOME FUNDS (Cost $11,643,876,559)		10,716,478,710

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	117,590,916	117,614,434
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	118,726,135	118,738,008
TOTAL MONEY MARKET FUNDS (Cost $236,352,120)			236,352,442

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $24,313,547,701)	30,595,908,854
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(122,383,730)
NET ASSETS - 100.0%	30,473,525,124

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $441,077,918 or 1.4% of net assets.

(c)	Affiliated Fund
(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)	Affiliated company
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	7,064,548

Applied Intuition Inc Class A	7/02/24	2,292,821

Applied Intuition Inc Series A2	7/02/24	2,984,626

Applied Intuition Inc Series B2	7/02/24	1,439,125

Atom Tickets LLC	8/15/17	15,323,859

Blu Homes Inc	5/21/20	25,924

ByteDance Ltd Series E1	11/18/20	15,962,328

EchoStar Corp	9/30/24	8,527,188

Fidelity Private Credit Company LLC	6/06/22 - 5/05/25	58,652,291

Get Credit Healthy Inc Series B	8/17/23	10,492

Goop Intl Inc Series C	12/15/17	19,999,992

Goop Intl Inc Series D	6/21/19	4,999,987

Neutron Holdings Inc	2/04/21	41,686

Neutron Holdings Inc 4% 5/22/2027	6/04/20	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/20	354,000

Neutron Holdings Inc Series 1C	7/03/18 - 1/25/19	7,055,777

Neutron Holdings Inc Series 1D	7/03/18 - 1/25/19	9,900,000

Space Exploration Technologies Corp	9/11/17	5,551,470

Space Exploration Technologies Corp Class C	9/11/17	756,945

Space Exploration Technologies Corp Series H	8/04/17	7,009,335

Starling Bank Ltd Class D	6/18/21 - 4/05/22	13,909,905

Tory Burch LLC Class A	12/31/12 - 5/14/15	66,153,793

Tulco LLC	8/24/17 - 12/14/17	14,340,530

X.Ai Holdings Corp Class A	10/25/22	17,243,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,345,150	4,331,403,970	4,388,134,686	7,045,523	-	-	117,614,434	117,590,916	0.2%
Fidelity High Income Central Fund	1,055,860,496	58,071,163	6,033,707	58,071,429	787,039	(691,904)	1,107,993,087	10,391,982	58.5%
Fidelity Investment Grade Bond Central Fund	9,109,051,079	810,008,597	106,230,669	310,009,210	(4,173,147)	(200,170,237)	9,608,485,623	98,457,686	23.7%
Fidelity Securities Lending Cash Central Fund	197,843,545	959,809,101	1,038,914,638	56,807	-	-	118,738,008	118,726,135	0.4%
Total	10,537,100,270	6,159,292,831	5,539,313,700	375,182,969	(3,386,108)	(200,862,141)	10,952,831,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	14,733,496	43,900,422	181,016	5,183,406	(5,893)	(1,581,650)	56,865,359	5,899,202
	14,733,496	43,900,422	181,016	5,183,406	(5,893)	(1,581,650)	56,865,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
LiveOne Inc	11,576,493	-	899,905	-	(3,523,957)	(3,038,946)	4,113,685	5,566,556
Total	11,576,493	-	899,905	-	(3,523,957)	(3,038,946)	4,113,685

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.